REVENUE AND SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
REVENUE AND SEGMENT INFORMATION
Number of operating segments	1
Components of net revenues
Net revenues	$ 159,693	$ 126,960	$ 85,765
Automotive navigation
Components of net revenues
Net revenues	92,122	85,853	63,410
Mobile/Internet location-based solutions
Components of net revenues
Net revenues	47,575	27,420	11,322
Public sector and enterprise applications
Components of net revenues
Net revenues	17,693	12,278	9,061
Other
Components of net revenues
Net revenues	$ 2,303	$ 1,409	$ 1,972